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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: [   ]
This Amendment (Check only one): [_] is a restatement.
                                 [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Fifth Third Bank
Address:    38 Fountain Square Plaza
            Cincinnati, OH 45263

13F File Number: 28-539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Richard W. Holmes, Jr.
Title:    Counsel, Fifth Third Bancorp
Phone:    513-534-6030

Signature, Place, and Date of Signing:

      /s/ Richard W. Holmes, Jr.        Cincinnati, Ohio     February 14, 2012
      ------------------------------    ----------------     -----------------
      [Signature]                       [City, State]        [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT

[X] 13F NOTICE

[_] 13F COMBINATION REPORT

List of Managers Reporting for this Manager:

13F File Number        Name
----------------       ----
28-03158               Fifth Third Bancorp

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